Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Jan. 26, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Jan. 31, 2012 Series A Preferred Stock Noncumulative Preferred Stock	Jan. 31, 2012 Series A Preferred Stock Noncumulative Preferred Stock Minimum	Jun. 30, 2012 Series B Preferred Stock Noncumulative Preferred Stock Fixed Rate	Jun. 30, 2012 Series B Preferred Stock Noncumulative Preferred Stock Minimum Fixed Rate
Class of Stock [Line Items]
Preferred stock, shares authorized		9,940,000		9,940,000
Preferred stock, par value		$ 0.01		$ 0.01
Fixed-to-floating rate non-cumulative perpetual preferred stock issued					400,000
Net proceeds from issuance of preferred stock offerings		$ 863			$ 394		$ 469
Fixed dividend rate on preferred stock					7.00%		6.00%
End date of fixed dividend rate on Preferred stock					2022-02
Floating rate on 3-month LIBOR plus					4.82%
Preferred stock earliest redemption date						Feb. 01, 2022		Sep. 01, 2017
Depositary shares of non-cumulative perpetual preferred stock							19,400,000
Ownership interest percentage in a share of 6.00% non-cumulative perpetual preferred stock							2.50%
Value per depositary share							$ 25
Additional common stock shares issued	29,670,300
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, public offering price per share	$ 19.00
Net proceeds from common stock offering			$ 543